Schedule of Maturity of Debt (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
2024	$ 35,732
2025	8,296
2026	3,451
2027	4,371
2028	22
2029 and thereafter	1,671
Total	53,543
Public Offering [Member]
Short-Term Debt [Line Items]
2024	8,430
2025	7,079
2026	1,366
2027	3,979
2028
2029 and thereafter
Total	20,854
Unsecured Debt [Member]
Short-Term Debt [Line Items]
2024	6,333
2025	1,198
2026	2,065
2027	371
2028
2029 and thereafter	1,200
Total	11,167
Secured Borrowings [Member]
Short-Term Debt [Line Items]
2024	20,969
2025	19
2026	20
2027	21
2028	22
2029 and thereafter	471
Total	$ 21,522